Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [abstract]
Loans and advances at amortised cost	£ 354,912	£ 339,115
Reverse repurchase agreements and other similar secured lending	22,224	3,379
Financial liabilities [abstract]
Deposits at amortised cost	(466,913)	(415,787)
Repurchase agreements and other similar secured borrowing	(19,144)	(14,517)
Debt securities in issue	(103,970)	(76,369)
Subordinated liabilities	(19,886)	(18,156)	£ (20,559)
Fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	353,369	337,510
Reverse repurchase agreements and other similar secured lending	22,224	3,379
Financial liabilities [abstract]
Deposits at amortised cost	(466,986)	(415,807)
Repurchase agreements and other similar secured borrowing	(19,144)	(14,517)
Debt securities in issue	(104,576)	(78,512)
Subordinated liabilities	(21,422)	(18,863)
Carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	354,912	339,115
Reverse repurchase agreements and other similar secured lending	22,224	3,379
Financial liabilities [abstract]
Deposits at amortised cost	(466,913)	(415,787)
Repurchase agreements and other similar secured borrowing	(19,144)	(14,517)
Debt securities in issue	(103,970)	(76,369)
Subordinated liabilities	£ (19,886)	£ (18,156)